Shareholders' equity - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Nov. 24, 2021	Dec. 31, 2020
Common shares [member]
Disclosure of classes of share capital [line items]
Number of authorized common shares	An unlimited number of Common Shares
Number of shares issued	82,442,210	80,753,516		73,516,225
Preferred shares [member]
Disclosure of classes of share capital [line items]
Number of authorized preferred shares	90,000,000
Number of authorized common shares	shares issuable in one or more series.
Number of shares issued	0
Number of shares outstanding	0
Peace River Oil Partnership [member]
Disclosure of classes of share capital [line items]
Numer of shares issued in business combination		5,880,681
Business acquisition share price		$ 4.4
Gross proceeds from business combination		$ 25.9	$ 35.2
Share issuance costs in business combination	$ 3.5	$ 1.7